Quarterly Holdings Report
for
Fidelity® SAI U.S. Large Cap Index Fund
October 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV9-NPRT1-1224
1.9867778.108
Common Stocks - 99.8%
	Shares	Value ($)
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	64,422	15,106,959
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	76,861	11,330,849
UNITED STATES - 99.6%
Communication Services - 9.1%
Diversified Telecommunication Services - 0.7%
AT&T Inc	1,813,344	40,872,773
Verizon Communications Inc	1,064,581	44,850,798
		85,723,571
Entertainment - 1.2%
Electronic Arts Inc	60,802	9,171,982
Live Nation Entertainment Inc (b)	39,608	4,639,681
Netflix Inc (b)	108,535	82,055,716
Take-Two Interactive Software Inc (b)	41,226	6,667,069
Walt Disney Co/The	458,654	44,122,515
Warner Bros Discovery Inc (b)	564,276	4,587,563
		151,244,526
Interactive Media & Services - 6.5%
Alphabet Inc Class A	1,481,723	253,537,623
Alphabet Inc Class C	1,214,706	209,767,579
Match Group Inc (b)	65,221	2,349,913
Meta Platforms Inc Class A	552,515	313,596,464
		779,251,579
Media - 0.5%
Charter Communications Inc Class A (b)	24,547	8,041,843
Comcast Corp Class A	976,962	42,663,931
Fox Corp Class A	56,929	2,391,018
Fox Corp Class B	33,238	1,294,952
Interpublic Group of Cos Inc/The	94,987	2,792,618
News Corp Class A	96,219	2,621,968
News Corp Class B	27,880	809,635
Omnicom Group Inc	49,479	4,997,379
Paramount Global Class B (c)	150,402	1,645,397
		67,258,741
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	123,933	27,656,888
TOTAL COMMUNICATION SERVICES		1,111,135,305

Consumer Discretionary - 10.0%
Automobile Components - 0.0%
Aptiv PLC (b)	67,210	3,819,545
BorgWarner Inc	57,602	1,937,155
		5,756,700
Automobiles - 1.6%
Ford Motor Co	987,417	10,160,521
General Motors Co	284,238	14,427,921
Tesla Inc (b)	701,692	175,317,746
		199,906,188
Broadline Retail - 3.7%
Amazon.com Inc (b)	2,362,339	440,339,990
eBay Inc	123,667	7,112,089
		447,452,079
Distributors - 0.0%
Genuine Parts Co	35,233	4,041,225
LKQ Corp	66,577	2,449,368
Pool Corp	9,675	3,498,867
		9,989,460
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	111,276	14,998,892
Booking Holdings Inc	8,478	39,645,248
Caesars Entertainment Inc (b)	54,712	2,191,215
Carnival Corp (b)	255,480	5,620,560
Chipotle Mexican Grill Inc (b)	346,338	19,315,270
Darden Restaurants Inc	29,959	4,794,039
Domino's Pizza Inc	8,845	3,659,442
Expedia Group Inc Class A (b)	31,525	4,927,673
Hilton Worldwide Holdings Inc	62,321	14,636,087
Las Vegas Sands Corp	89,394	4,635,079
Marriott International Inc/MD Class A1	59,093	15,365,362
McDonald's Corp	181,415	52,993,136
MGM Resorts International (b)	58,385	2,152,654
Norwegian Cruise Line Holdings Ltd (b)	111,197	2,817,732
Royal Caribbean Cruises Ltd	59,893	12,358,921
Starbucks Corp	286,585	27,999,355
Wynn Resorts Ltd	23,649	2,270,776
Yum! Brands Inc	71,106	9,326,263
		239,707,704
Household Durables - 0.4%
DR Horton Inc	74,210	12,541,491
Garmin Ltd	38,889	7,713,633
Lennar Corp Class A	61,126	10,409,758
Mohawk Industries Inc (b)	13,249	1,778,943
NVR Inc (b)	778	7,120,886
PulteGroup Inc	52,482	6,797,993
		46,362,704
Leisure Products - 0.0%
Hasbro Inc	33,140	2,174,977
Specialty Retail - 1.9%
AutoZone Inc (b)	4,320	12,998,880
Best Buy Co Inc	49,644	4,489,307
CarMax Inc (b)	39,472	2,856,983
Home Depot Inc/The	250,778	98,743,838
Lowe's Cos Inc	144,110	37,732,321
O'Reilly Automotive Inc (b)	14,670	16,916,564
Ross Stores Inc	84,361	11,786,919
TJX Cos Inc/The	285,813	32,305,443
Tractor Supply Co	27,280	7,243,113
Ulta Beauty Inc (b)	12,067	4,452,482
		229,525,850
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp (b)	38,558	6,203,597
Lululemon Athletica Inc (b)	29,084	8,664,124
NIKE Inc Class B	303,848	23,435,796
Ralph Lauren Corp Class A	10,131	2,005,229
Tapestry Inc	58,223	2,762,681
		43,071,427
TOTAL CONSUMER DISCRETIONARY		1,223,947,089

Consumer Staples - 5.8%
Beverages - 1.3%
Brown-Forman Corp Class B	46,362	2,041,318
Coca-Cola Co/The	980,963	64,066,694
Constellation Brands Inc Class A	39,625	9,206,473
Keurig Dr Pepper Inc	284,727	9,381,755
Molson Coors Beverage Co Class B	44,432	2,420,211
Monster Beverage Corp (b)	178,362	9,396,110
PepsiCo Inc	347,374	57,691,874
		154,204,435
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	112,119	98,012,188
Dollar General Corp	55,611	4,451,104
Dollar Tree Inc (b)	51,097	3,302,910
Kroger Co/The	167,937	9,365,846
Sysco Corp	124,365	9,321,157
Target Corp	117,000	17,554,680
Walgreens Boots Alliance Inc	181,206	1,714,209
Walmart Inc	1,098,468	90,019,453
		233,741,547
Food Products - 0.7%
Archer-Daniels-Midland Co	120,921	6,676,048
Bunge Global SA	35,823	3,009,848
Campbell Soup Co	49,833	2,324,709
Conagra Brands Inc	121,151	3,506,110
General Mills Inc	140,768	9,575,039
Hershey Co/The	37,347	6,632,080
Hormel Foods Corp	73,493	2,245,211
JM Smucker Co	26,917	3,055,349
Kellanova	67,847	5,471,861
Kraft Heinz Co/The	223,215	7,468,774
Lamb Weston Holdings Inc	36,334	2,822,788
McCormick & Co Inc/MD	63,734	4,986,548
Mondelez International Inc	337,822	23,134,052
Tyson Foods Inc Class A	72,284	4,235,120
		85,143,537
Household Products - 1.1%
Church & Dwight Co Inc	61,913	6,185,728
Clorox Co/The	31,324	4,966,420
Colgate-Palmolive Co	206,640	19,364,234
Kimberly-Clark Corp	85,177	11,429,050
Procter & Gamble Co/The	595,336	98,337,601
		140,283,033
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	58,931	4,062,702
Kenvue Inc	484,343	11,105,985
		15,168,687
Tobacco - 0.6%
Altria Group Inc	431,502	23,499,599
Philip Morris International Inc	393,207	52,178,569
		75,678,168
TOTAL CONSUMER STAPLES		704,219,407

Energy - 3.4%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	251,235	9,567,029
Halliburton Co	223,266	6,193,399
Schlumberger NV	359,116	14,389,778
		30,150,206
Oil, Gas & Consumable Fuels - 3.2%
APA Corp	93,548	2,207,733
Chevron Corp	430,153	64,015,369
ConocoPhillips	293,679	32,169,598
Coterra Energy Inc	186,961	4,472,107
Devon Energy Corp	158,365	6,125,558
Diamondback Energy Inc	47,382	8,375,716
EOG Resources Inc	143,798	17,537,604
Eqt Corp	150,229	5,489,368
Exxon Mobil Corp	1,123,584	131,212,140
Hess Corp	69,897	9,399,749
Kinder Morgan Inc	488,330	11,968,968
Marathon Oil Corp	141,467	3,918,636
Marathon Petroleum Corp	84,641	12,312,726
Occidental Petroleum Corp	170,283	8,532,881
ONEOK Inc	147,711	14,310,242
Phillips 66	105,856	12,895,378
Targa Resources Corp	55,405	9,250,419
Valero Energy Corp	81,024	10,513,674
Williams Cos Inc/The	308,266	16,143,890
		380,851,756
TOTAL ENERGY		411,001,962

Financials - 13.3%
Banks - 3.3%
Bank of America Corp	1,707,275	71,398,241
Citigroup Inc	482,479	30,960,677
Citizens Financial Group Inc	113,374	4,775,313
Fifth Third Bancorp	171,161	7,476,312
Huntington Bancshares Inc/OH	367,318	5,726,488
JPMorgan Chase & Co	719,538	159,679,873
KeyCorp	234,719	4,048,903
M&T Bank Corp	42,234	8,222,115
PNC Financial Services Group Inc/The	100,526	18,926,030
Regions Financial Corp	231,434	5,524,330
Truist Financial Corp	338,667	14,579,614
US Bancorp	394,638	19,064,962
Wells Fargo & Co	860,808	55,883,655
		406,266,513
Capital Markets - 3.1%
Ameriprise Financial Inc	24,832	12,671,770
Bank of New York Mellon Corp/The	186,628	14,064,286
Blackrock Inc	35,214	34,545,990
Blackstone Inc	182,106	30,548,282
Cboe Global Markets Inc	26,462	5,651,489
Charles Schwab Corp/The	377,804	26,759,857
CME Group Inc Class A	91,067	20,522,859
FactSet Research Systems Inc	9,620	4,368,057
Franklin Resources Inc	78,037	1,620,828
Goldman Sachs Group Inc/The	79,865	41,353,298
Intercontinental Exchange Inc	145,200	22,632,324
Invesco Ltd	113,804	1,973,361
KKR & Co Inc Class A	170,561	23,578,353
MarketAxess Holdings Inc	9,547	2,763,093
Moody's Corp	39,605	17,982,254
Morgan Stanley	315,050	36,624,563
MSCI Inc	19,890	11,361,168
Nasdaq Inc	104,653	7,735,950
Northern Trust Corp	50,994	5,125,917
Raymond James Financial Inc	46,874	6,947,664
S&P Global Inc	80,978	38,898,592
State Street Corp	75,521	7,008,349
T Rowe Price Group Inc	56,295	6,184,569
		380,922,873
Consumer Finance - 0.6%
American Express Co	142,033	38,360,273
Capital One Financial Corp	96,571	15,720,793
Discover Financial Services	63,496	9,424,711
Synchrony Financial	99,952	5,511,353
		69,017,130
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (b)	463,256	208,891,397
Corpay Inc (b)	17,559	5,789,553
Fidelity National Information Services Inc	137,973	12,380,317
Fiserv Inc (b)	145,600	28,814,240
Global Payments Inc	64,347	6,673,427
Jack Henry & Associates Inc	18,436	3,354,061
Mastercard Inc Class A	208,651	104,239,953
PayPal Holdings Inc (b)	258,547	20,502,777
Visa Inc Class A	422,453	122,448,003
		513,093,728
Insurance - 2.1%
AFLAC Inc	127,467	13,357,267
Allstate Corp/The	66,776	12,455,060
American International Group Inc	162,854	12,357,362
Aon PLC	54,940	20,155,838
Arch Capital Group Ltd	94,719	9,335,505
Arthur J Gallagher & Co	55,410	15,581,292
Assurant Inc	13,098	2,510,886
Brown & Brown Inc	59,878	6,265,634
Chubb Ltd	95,004	26,832,930
Cincinnati Financial Corp	39,513	5,564,616
Erie Indemnity Co Class A	6,308	2,831,282
Everest Group Ltd	10,944	3,891,796
Globe Life Inc	22,715	2,398,703
Hartford Financial Services Group Inc/The	74,103	8,183,935
Loews Corp	46,078	3,638,319
Marsh & McLennan Cos Inc	124,364	27,141,199
MetLife Inc	148,773	11,666,779
Principal Financial Group Inc	53,882	4,439,877
Progressive Corp/The	148,114	35,966,523
Prudential Financial Inc	90,285	11,058,107
The Travelers Companies, Inc.	57,643	14,176,719
W R Berkley Corp	76,030	4,346,635
Willis Towers Watson PLC	25,683	7,761,146
		261,917,410
TOTAL FINANCIALS		1,631,217,654

Health Care - 11.1%
Biotechnology - 1.9%
AbbVie Inc	446,706	91,069,953
Amgen Inc	135,890	43,506,542
Biogen Inc (b)	36,838	6,409,812
Gilead Sciences Inc	314,857	27,965,599
Incyte Corp (b)	40,427	2,996,449
Moderna Inc (b)	85,548	4,650,389
Regeneron Pharmaceuticals Inc (b)	26,837	22,494,773
Vertex Pharmaceuticals Inc (b)	65,274	31,069,119
		230,162,636
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	440,017	49,884,727
Align Technology Inc (b)	17,757	3,640,718
Baxter International Inc	129,023	4,606,121
Becton Dickinson & Co	73,098	17,074,962
Boston Scientific Corp (b)	372,425	31,291,149
Cooper Cos Inc/The (b)	50,357	5,271,371
Dexcom Inc (b)	101,343	7,142,655
Edwards Lifesciences Corp (b)	152,346	10,208,705
GE HealthCare Technologies Inc	115,489	10,087,964
Hologic Inc (b)	58,741	4,750,385
IDEXX Laboratories Inc (b)	20,815	8,470,040
Insulet Corp (b)	17,732	4,105,490
Intuitive Surgical Inc (b)	89,705	45,196,967
Medtronic PLC	324,368	28,949,844
ResMed Inc	37,159	9,009,943
Solventum Corp	34,943	2,536,163
STERIS PLC	24,940	5,532,939
Stryker Corp	86,708	30,892,326
Teleflex Inc	11,916	2,395,830
Zimmer Biomet Holdings Inc	51,503	5,506,701
		286,555,000
Health Care Providers & Services - 2.3%
Cardinal Health Inc	61,668	6,692,211
Cencora Inc	44,117	10,062,205
Centene Corp (b)	133,032	8,282,572
Cigna Group/The	70,698	22,256,437
CVS Health Corp	318,141	17,962,241
DaVita Inc (b)	11,670	1,631,583
Elevance Health Inc	58,644	23,795,389
HCA Healthcare Inc	46,992	16,857,910
Henry Schein Inc (b)	32,044	2,250,450
Humana Inc	30,449	7,850,666
Labcorp Holdings Inc	21,234	4,847,085
McKesson Corp	32,795	16,416,849
Molina Healthcare Inc (b)	14,820	4,760,480
Quest Diagnostics Inc	28,152	4,358,774
UnitedHealth Group Inc	233,531	131,828,251
Universal Health Services Inc Class B	15,038	3,072,414
		282,925,517
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	73,786	9,615,054
Bio-Techne Corp	39,853	2,939,159
Charles River Laboratories International Inc (b)	13,057	2,331,719
Danaher Corp	162,555	39,933,261
IQVIA Holdings Inc (b)	43,798	9,014,504
Mettler-Toledo International Inc (b)	5,366	6,931,531
Revvity Inc	31,192	3,699,059
Thermo Fisher Scientific Inc	96,606	52,777,790
Waters Corp (b)	15,013	4,850,850
West Pharmaceutical Services Inc	18,346	5,649,284
		137,742,211
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co	512,725	28,594,673
Catalent Inc (b)	45,770	2,682,122
Eli Lilly & Co	199,500	165,533,130
Johnson & Johnson	608,788	97,320,850
Merck & Co Inc	641,049	65,592,134
Pfizer Inc	1,433,099	40,556,702
Viatris Inc	301,839	3,501,332
Zoetis Inc Class A	114,576	20,483,897
		424,264,840
TOTAL HEALTH CARE		1,361,650,204

Industrials - 8.5%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	18,157	7,689,490
Boeing Co (b)	184,793	27,591,443
GE Aerospace	274,221	47,105,683
General Dynamics Corp	65,217	19,017,929
Howmet Aerospace Inc	103,220	10,293,098
Huntington Ingalls Industries Inc	9,917	1,834,248
L3Harris Technologies Inc	47,976	11,872,621
Lockheed Martin Corp	53,650	29,295,583
Northrop Grumman Corp	34,766	17,696,589
RTX Corp	336,415	40,702,851
Textron Inc	47,384	3,810,621
TransDigm Group Inc	14,190	18,479,637
		235,389,793
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	29,661	3,056,269
Expeditors International of Washington Inc	35,691	4,247,229
FedEx Corp	56,995	15,608,081
United Parcel Service Inc Class B	185,250	24,834,615
		47,746,194
Building Products - 0.5%
A O Smith Corp	30,337	2,278,309
Allegion plc	22,035	3,076,747
Builders FirstSource Inc (b)	29,451	5,047,901
Carrier Global Corp	212,323	15,440,129
Johnson Controls International plc	168,940	12,763,417
Masco Corp	55,195	4,410,632
Trane Technologies PLC	57,072	21,125,772
		64,142,907
Commercial Services & Supplies - 0.6%
Cintas Corp	86,647	17,832,819
Copart Inc (b)	221,461	11,398,598
Republic Services Inc	51,628	10,222,344
Rollins Inc	71,040	3,348,825
Veralto Corp	62,493	6,386,160
Waste Management Inc	92,358	19,935,474
		69,124,220
Construction & Engineering - 0.0%
Quanta Services Inc	37,260	11,238,734
Electrical Equipment - 0.8%
AMETEK Inc	58,555	10,735,474
Eaton Corp PLC	100,679	33,383,144
Emerson Electric Co	144,835	15,681,285
GE Vernova Inc	69,497	20,964,465
Generac Holdings Inc (b)	15,213	2,518,512
Hubbell Inc	13,576	5,797,359
Rockwell Automation Inc	28,696	7,653,510
		96,733,749
Ground Transportation - 1.0%
CSX Corp	490,305	16,493,860
JB Hunt Transport Services Inc	20,376	3,680,313
Norfolk Southern Corp	57,179	14,319,337
Old Dominion Freight Line Inc	47,692	9,601,353
Uber Technologies Inc (b)	531,324	38,281,894
Union Pacific Corp	154,065	35,753,865
		118,130,622
Industrial Conglomerates - 0.4%
3M Co	138,931	17,848,466
Honeywell International Inc	164,684	33,872,205
		51,720,671
Machinery - 1.7%
Caterpillar Inc	122,630	46,133,406
Cummins Inc	34,659	11,402,118
Deere & Co	64,813	26,229,173
Dover Corp	34,763	6,581,679
Fortive Corp	88,601	6,328,769
IDEX Corp	19,145	4,109,283
Illinois Tool Works Inc	68,328	17,842,491
Ingersoll Rand Inc	102,041	9,795,936
Nordson Corp	13,759	3,410,718
Otis Worldwide Corp	101,300	9,947,660
PACCAR Inc	132,575	13,824,921
Parker-Hannifin Corp	32,508	20,612,348
Pentair PLC	41,854	4,148,568
Snap-on Inc	13,323	4,398,322
Stanley Black & Decker Inc	38,936	3,618,712
Westinghouse Air Brake Technologies Corp	44,304	8,328,266
Xylem Inc/NY	61,427	7,480,580
		204,192,950
Passenger Airlines - 0.2%
Delta Air Lines Inc	162,172	9,279,482
Southwest Airlines Co (c)	151,526	4,633,665
United Airlines Holdings Inc (b)	83,162	6,508,258
		20,421,405
Professional Services - 0.7%
Amentum Holdings Inc	31,666	941,747
Automatic Data Processing Inc	103,131	29,829,610
Broadridge Financial Solutions Inc	29,516	6,223,744
Dayforce Inc (b)(c)	39,983	2,836,794
Equifax Inc	31,293	8,293,271
Jacobs Solutions Inc	31,666	4,451,606
Leidos Holdings Inc	34,069	6,240,078
Paychex Inc	81,057	11,293,672
Paycom Software Inc	12,307	2,572,532
Verisk Analytics Inc	36,019	9,895,140
		82,578,194
Trading Companies & Distributors - 0.3%
Fastenal Co	144,821	11,322,105
United Rentals Inc	16,841	13,688,365
WW Grainger Inc	11,237	12,464,418
		37,474,888
TOTAL INDUSTRIALS		1,038,894,327

Information Technology - 31.4%
Communications Equipment - 0.9%
Arista Networks Inc (b)	65,148	25,175,793
Cisco Systems Inc	1,018,881	55,804,112
F5 Inc (b)	14,740	3,447,391
Juniper Networks Inc	83,245	3,238,231
Motorola Solutions Inc	42,194	18,959,874
		106,625,401
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	304,563	20,411,813
CDW Corp/DE	33,781	6,358,598
Corning Inc	194,765	9,268,866
Jabil Inc	28,690	3,531,452
Keysight Technologies Inc (b)	44,141	6,577,450
Teledyne Technologies Inc (b)	11,832	5,387,346
Trimble Inc (b)	61,760	3,736,480
Zebra Technologies Corp Class A (b)	13,044	4,982,417
		60,254,422
IT Services - 1.1%
Accenture Capital Inc Class A	158,412	54,623,626
Akamai Technologies Inc (b)	38,321	3,873,487
Cognizant Technology Solutions Corp Class A	125,351	9,349,931
EPAM Systems Inc (b)	14,399	2,716,370
Gartner Inc (b)	19,488	9,792,720
GoDaddy Inc Class A (b)	35,652	5,946,754
IBM Corporation	232,957	48,156,871
VeriSign Inc (b)	21,227	3,753,783
		138,213,542
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices Inc (b)	409,312	58,969,580
Analog Devices Inc	125,493	27,998,743
Applied Materials Inc	209,394	38,021,763
Broadcom Inc	1,177,213	199,855,451
Enphase Energy Inc (b)	34,248	2,843,954
First Solar Inc (b)	27,072	5,264,963
Intel Corp	1,079,118	23,222,619
KLA Corp	33,996	22,649,155
Lam Research Corp	329,722	24,514,831
Microchip Technology Inc	135,681	9,954,915
Micron Technology Inc	280,424	27,944,252
Monolithic Power Systems Inc	12,329	9,361,410
NVIDIA Corp	6,221,303	825,940,187
ON Semiconductor Corp (b)	108,331	7,636,252
Qorvo Inc (b)	23,990	1,709,527
QUALCOMM Inc	281,729	45,857,029
Skyworks Solutions Inc	40,392	3,537,531
Teradyne Inc	41,267	4,382,968
Texas Instruments Inc	230,908	46,911,269
		1,386,576,399
Software - 10.1%
Adobe Inc (b)	112,135	53,609,501
ANSYS Inc (b)	22,100	7,081,061
Autodesk Inc (b)	54,486	15,463,127
Cadence Design Systems Inc (b)	69,249	19,121,034
Crowdstrike Holdings Inc Class A (b)	58,390	17,334,239
Fair Isaac Corp (b)	6,201	12,359,275
Fortinet Inc (b)	160,559	12,629,571
Gen Digital Inc	136,985	3,987,633
Intuit Inc	70,697	43,146,379
Microsoft Corp	1,879,804	763,858,356
Oracle Corp	404,233	67,846,467
Palantir Technologies Inc Class A (b)	509,283	21,165,801
Palo Alto Networks Inc (b)	81,889	29,507,063
PTC Inc (b)	30,382	5,630,696
Roper Technologies Inc	27,110	14,577,860
Salesforce Inc	245,059	71,402,842
Servicenow Inc (b)	52,097	48,605,980
Synopsys Inc (b)	38,748	19,901,360
Tyler Technologies Inc (b)	10,792	6,535,527
		1,233,763,772
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	3,845,104	868,647,445
Dell Technologies Inc Class C	72,752	8,994,330
Hewlett Packard Enterprise Co	328,685	6,406,071
HP Inc	247,476	8,790,348
NetApp Inc	51,987	5,994,621
Seagate Technology Holdings PLC	53,106	5,330,249
Super Micro Computer Inc (b)(c)	127,357	3,707,361
Western Digital Corp (b)	82,578	5,393,169
		913,263,594
TOTAL INFORMATION TECHNOLOGY		3,838,697,130

Materials - 2.2%
Chemicals - 1.5%
Air Products and Chemicals Inc	56,223	17,458,928
Albemarle Corp (c)	29,724	2,815,755
Celanese Corp	27,633	3,480,929
CF Industries Holdings Inc	45,626	3,751,826
Corteva Inc	175,068	10,665,143
Dow Inc	177,262	8,753,198
DuPont de Nemours Inc	105,584	8,762,416
Eastman Chemical Co	29,564	3,106,881
Ecolab Inc	64,044	15,737,532
FMC Corp	31,568	2,051,603
International Flavors & Fragrances Inc	64,656	6,428,746
Linde PLC	121,572	55,455,068
LyondellBasell Industries NV Class A1	65,772	5,712,298
Mosaic Co/The	80,583	2,156,401
PPG Industries Inc	59,001	7,346,215
Sherwin-Williams Co/The	58,692	21,056,929
		174,739,868
Construction Materials - 0.1%
Martin Marietta Materials Inc	15,456	9,155,207
Vulcan Materials Co	33,398	9,148,713
		18,303,920
Containers & Packaging - 0.2%
Amcor PLC	365,525	4,068,293
Avery Dennison Corp	20,363	4,215,752
Ball Corp	76,771	4,548,682
International Paper Co	87,849	4,879,133
Packaging Corp of America	22,550	5,162,597
Smurfit WestRock PLC	124,778	6,426,067
		29,300,524
Metals & Mining - 0.4%
Freeport-McMoRan Inc	363,379	16,359,323
Newmont Corp	290,183	13,185,916
Nucor Corp	60,022	8,513,520
Steel Dynamics Inc	36,291	4,735,975
		42,794,734
TOTAL MATERIALS		265,139,046

Real Estate - 2.3%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	39,372	4,391,947
Healthpeak Properties Inc	177,985	3,995,763
Ventas Inc	104,486	6,842,788
Welltower Inc	146,350	19,739,688
		34,970,186
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	177,646	3,062,617
Industrial REITs - 0.2%
Prologis Inc	234,162	26,446,256
Office REITs - 0.0%
BXP Inc	36,746	2,960,257
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	76,176	9,976,771
CoStar Group Inc (b)	103,642	7,544,101
		17,520,872
Residential REITs - 0.3%
AvalonBay Communities Inc	35,919	7,960,010
Camden Property Trust	26,968	3,122,624
Equity Residential	86,283	6,071,735
Essex Property Trust Inc	16,239	4,609,603
Invitation Homes Inc	144,079	4,525,521
Mid-America Apartment Communities Inc	29,558	4,473,308
UDR Inc	75,905	3,202,432
		33,965,233
Retail REITs - 0.3%
Federal Realty Investment Trust	19,026	2,108,842
Kimco Realty Corp	170,482	4,043,833
Realty Income Corp	220,241	13,075,708
Regency Centers Corp	41,310	2,951,186
Simon Property Group Inc	77,507	13,107,984
		35,287,553
Specialized REITs - 1.1%
American Tower Corp	118,124	25,224,200
Crown Castle Inc	109,901	11,813,258
Digital Realty Trust Inc	77,834	13,872,354
Equinix Inc	24,011	21,803,909
Extra Space Storage Inc	53,597	8,752,390
Iron Mountain Inc	74,184	9,178,786
Public Storage Operating Co	39,836	13,108,434
SBA Communications Corp Class A	27,179	6,236,765
VICI Properties Inc	264,828	8,410,937
Weyerhaeuser Co	183,937	5,731,477
		124,132,510
TOTAL REAL ESTATE		278,345,484

Utilities - 2.5%
Electric Utilities - 1.6%
Alliant Energy Corp	64,868	3,892,080
American Electric Power Co Inc	134,572	13,288,985
Constellation Energy Corp	79,079	20,794,614
Duke Energy Corp	195,238	22,505,084
Edison International	97,664	8,047,514
Entergy Corp	54,072	8,369,264
Evergy Inc	58,156	3,514,949
Eversource Energy	90,382	5,951,655
Exelon Corp	252,898	9,938,891
FirstEnergy Corp	129,628	5,422,339
NextEra Energy Inc	519,588	41,177,350
NRG Energy Inc	52,193	4,718,247
PG&E Corp	540,561	10,930,143
Pinnacle West Capital Corp	28,719	2,521,815
PPL Corp	186,574	6,074,849
Southern Co/The	276,526	25,172,163
Xcel Energy Inc	140,991	9,419,609
		201,739,551
Gas Utilities - 0.0%
Atmos Energy Corp	39,258	5,448,225
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	179,791	2,964,753
Vistra Corp	86,886	10,857,275
		13,822,028
Multi-Utilities - 0.7%
Ameren Corp	67,478	5,878,009
CenterPoint Energy Inc	164,819	4,867,105
CMS Energy Corp	75,548	5,258,896
Consolidated Edison Inc	87,461	8,893,034
Dominion Energy Inc	212,166	12,630,242
DTE Energy Co	52,355	6,503,538
NiSource Inc	113,427	3,988,093
Public Service Enterprise Group Inc	125,984	11,264,229
Sempra	160,122	13,349,372
WEC Energy Group Inc	79,936	7,636,286
		80,268,804
Water Utilities - 0.1%
American Water Works Co Inc	49,281	6,806,199
TOTAL UTILITIES		308,084,807

TOTAL UNITED STATES		12,172,332,415
TOTAL COMMON STOCKS (Cost $4,380,699,999)		12,198,770,223

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $1,891,713)	5.08	1,897,000	1,892,139

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	25,610,674	25,615,797
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	14,019,297	14,020,699
TOTAL MONEY MARKET FUNDS (Cost $39,636,496)			39,636,496

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,422,228,208)	12,240,298,858
NET OTHER ASSETS (LIABILITIES) - (0.1)% (d)	(6,694,433)
NET ASSETS - 100.0%	12,233,604,425

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	131	Dec 2024	37,587,175	(435,145)	(435,145)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $375,252 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,892,140.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	32,967,378	261,680,702	269,032,283	300,586	-	-	25,615,797	0.1%
Fidelity Securities Lending Cash Central Fund	10,593,974	63,713,322	60,286,597	2,139	-	-	14,020,699	0.1%
Total	43,561,352	325,394,024	329,318,880	302,725	-	-	39,636,496

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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